Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid to our named executive officers and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion & Analysis.”

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Gordo (1)	Summary Compensation Table Total for Dr. Zoley (1)	Compensation Actually Paid to Mr. Gordo (2)	Compensation Actually Paid to Dr. Zoley (2)	Average Summary Compensation Total for Non-PEO Named Executive Officers (“NEO’s) (3)	Average Compensation Actually Paid to Non-PEO NEO’s (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income Attributable to GEO (7)	Adjusted Net Income (8)
	(a)	(a)	(b)	(b)	(c)	(d)			(in thousands)
2023	$3,137,763	$—	$4,116,553	$—	$3,127,858	$3,142,068	$62	$118	$113,987	$117,471
2022	4,531,272	—	7,028,722	—	3,206,216	5,585,202	56	99	171,813	171,196
2021	1,601,207	11,270,248	1,652,434	10,844,304	1,825,765	1,905,353	41	137	77,418	159,203
2020	—	2,041,894	—	(250,121)	1,596,221	889,174	63	103	113,032	155,581

(1)
The dollar amounts reflected in the columns labeled “(a)” are the amounts of total compensation reported for Mr. Gordo and Dr. Zoley for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”

(2)
The dollar amounts reported in the columns labeled “(b)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation
S-K
and referred to as “CAP”) to Mr. Gordo and Dr. Zoley. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gordo or Dr. Zoley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gordo’s and Dr. Zoley’s total compensation for each year to determine their respective CAP:

Summary of Equity Adjustments – PEO
Year	Principal Executive Officer	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	Jose Gordo	$1,901,650	$187,205	$—	$(8,936)	$—	$2,079,920
2022	Jose Gordo	3,720,000	346,909	—	(9,458)	—	4,057,450
2021	Jose Gordo	449,368	(4,912)	—	(1,977)	—	442,480
2021	George C. Zoley	1,869,156	(166,125)	—	(150,975)	—	1,552,056
2020	George C. Zoley	1,186,500	(1,048,965)	—	22,950	—	160,485

(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary

Compensation Table.” The names of each of the
non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (ii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iii) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (iv) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

(4)
The dollar amounts reported in column (d) represent the average CAP for the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the non-PEO
NEOs as a group for each year to determine the average CAP for such group:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for Non-PEO NEO’s
Year	Reported Summary Compensation Table for Non-PEO NEO’s	Reported Value of Equity Awards	Equity Award Adjustments	Defined Benefit Plan Service Cost Additions	Defined Benefit Plan Actuarial Value Deductions	Compensation Actually Paid to Non-PEO NEO’s
2023	$3,127,858	$(652,226)	$1,088,787	$ 35,157	$(457,507)	$3,142,068
2022	3,206,216	(757,001)	3,070,663	65,325	—	5,585,202
2021	1,825,765	(656,695)	705,983	112,964	(82,664)	1,905,353
2020	1,596,221	(534,420)	(54,035)	91,840	(210,432)	889,174

Summary of Equity Adjustments - Non-PEO NEO’s
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$ 982,295	$ 482,566	$—	$(376,074)	$—	$1,088,787
2022	1,684,263	1,507,130	—	(120,730)	—	3,070,663
2021	768,741	(36,338)	—	(26,421)	—	705,983
2020	197,430	(252,868)	—	1,404	—	(54,035)

(5)	Cumulative Total Shareholder Return (“TSR”) is calculated in accordance with the requirements of Item 402(v) of Regulation S-K.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group consisted of similarly sized equity REIT’s. In 2023 and 2022, due to the transition from REIT status in late 2021, the Compensation Committee continued to review compensation data from the REIT peer group while also referencing market data from a broad survey of general industry companies with revenues between $1 and $3 billion.

(7)	The dollar amounts reported represent the amount of net income attributable to The GEO Group, Inc. reflected in the Company’s audited consolidated financial statements for the applicable year.

(8)
Adjusted Net Income is calculated as net income/(loss) attributable to GEO adjusted for, if applicable in a given year, gain/loss on asset divestitures, pre-tax,
gain/loss on extinguishment of debt, goodwill impairment charge, pre-tax,
legal related expenses,
pre-tax,
pre-tax,
start-up
expenses,
pre-tax,

close-out
expenses,
pre-tax,
COVID-19
expenses,
pre-tax,
transaction related expenses,
pre-tax,
one-time
employee restructuring expenses,
pre-tax,
close-out
expenses,
pre-tax,
change in tax structure to C Corp, and the tax effect of adjustments to net income attributable to The GEO Group, Inc. Please refer to our current reports on Form
8-K
filed on February 22, 2024 and February 29, 2024 for additional information and a reconciliation of Adjusted Net Income to our results as reported under GAAP.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary

Compensation Table.” The names of each of the
non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (ii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iii) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (iv) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group consisted of similarly sized equity REIT’s. In 2023 and 2022, due to the transition from REIT status in late 2021, the Compensation Committee continued to review compensation data from the REIT peer group while also referencing market data from a broad survey of general industry companies with revenues between $1 and $3 billion.
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reflected in the columns labeled “(a)” are the amounts of total compensation reported for Mr. Gordo and Dr. Zoley for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”

(2)
The dollar amounts reported in the columns labeled “(b)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation
S-K
and referred to as “CAP”) to Mr. Gordo and Dr. Zoley. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gordo or Dr. Zoley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gordo’s and Dr. Zoley’s total compensation for each year to determine their respective CAP:

Summary of Equity Adjustments – PEO
Year	Principal Executive Officer	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	Jose Gordo	$1,901,650	$187,205	$—	$(8,936)	$—	$2,079,920
2022	Jose Gordo	3,720,000	346,909	—	(9,458)	—	4,057,450
2021	Jose Gordo	449,368	(4,912)	—	(1,977)	—	442,480
2021	George C. Zoley	1,869,156	(166,125)	—	(150,975)	—	1,552,056
2020	George C. Zoley	1,186,500	(1,048,965)	—	22,950	—	160,485

Non-PEO NEO Average Total Compensation Amount	$ 3,127,858	$ 3,206,216	$ 1,825,765	$ 1,596,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,142,068	5,585,202	1,905,353	889,174
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary

Compensation Table.” The names of each of the
non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, George C. Zoley, Brian R. Evans, Wayne Calabrese and James Black; (ii) for 2022, George C. Zoley, Brian R. Evans, Ann M. Schlarb and James Black; (iii) for 2021, Brian R. Evans, Ann M. Schlarb, David Venturella and Joe Negron; and (iv) for 2020, Brian R. Evans, J. David Donahue, Ann M. Schlarb, Blake Davis, and David Venturella.

(4)
The dollar amounts reported in column (d) represent the average CAP for the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the non-PEO
NEOs as a group for each year to determine the average CAP for such group:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for Non-PEO NEO’s
Year	Reported Summary Compensation Table for Non-PEO NEO’s	Reported Value of Equity Awards	Equity Award Adjustments	Defined Benefit Plan Service Cost Additions	Defined Benefit Plan Actuarial Value Deductions	Compensation Actually Paid to Non-PEO NEO’s
2023	$3,127,858	$(652,226)	$1,088,787	$ 35,157	$(457,507)	$3,142,068
2022	3,206,216	(757,001)	3,070,663	65,325	—	5,585,202
2021	1,825,765	(656,695)	705,983	112,964	(82,664)	1,905,353
2020	1,596,221	(534,420)	(54,035)	91,840	(210,432)	889,174

Summary of Equity Adjustments - Non-PEO NEO’s
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	Year over Year Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$ 982,295	$ 482,566	$—	$(376,074)	$—	$1,088,787
2022	1,684,263	1,507,130	—	(120,730)	—	3,070,663
2021	768,741	(36,338)	—	(26,421)	—	705,983
2020	197,430	(252,868)	—	1,404	—	(54,035)

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our cumulative total shareholder return across our last four completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our net income across our last four completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Net Income
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our adjusted net income across our last four completed fiscal years.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph describes the relationship between (a) our cumulative total shareholder return across our last four completed fiscal years and (b) the cumulative total shareholder return for our peer group across the same period.

Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion & Analysis,” the Compensation Committee’s fundamental philosophy is to closely link executive compensation with the achievement of performance goals tied to key metrics and to create an owner-oriented culture through our executive compensation programs. The objectives of our executive compensation program are to ensure that we are able to attract and retain highly skilled executives and to provide a compensation
program that incentivizes management to optimize business performance, deploy capital productively, and increase long-term stockholder value. The most important financial performance measures used by the Compensation Committee for the most recently completed fiscal year to link compensation actually paid to our named executive officers to the Company’s performance are as follows:

•	Adjusted Net Income

•	Adjusted EBITDA

•	Return on Capital Employed

•	Revenue

Total Shareholder Return Amount	$ 62	56	41	63
Peer Group Total Shareholder Return Amount	118	99	137	103
Net Income (Loss)	$ 113,987,000	$ 171,813,000	$ 77,418,000	$ 113,032,000
Company Selected Measure Amount	117,471,000	171,196,000	159,203,000	155,581,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Jose Gordo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,137,763	$ 4,531,272	$ 1,601,207
PEO Actually Paid Compensation Amount	$ 4,116,553	$ 7,028,722	$ 1,652,434
PEO Name	Jose Gordo	Jose Gordo	Jose Gordo
George C. Zoley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,270,248	$ 2,041,894
PEO Actually Paid Compensation Amount			$ 10,844,304	$ (250,121)
PEO Name			George C. Zoley	George C. Zoley
PEO | Jose Gordo [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,079,920	$ 4,057,450	$ 442,480
PEO | Jose Gordo [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Fair Value Of Outstanding And Unvested Equity Awards Granted During The Year	1,901,650	3,720,000	449,368
Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	187,205	346,909	(4,912)
Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	(8,936)	(9,458)	(1,977)
PEO | George C. Zoley [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,552,056	$ 160,485
PEO | George C. Zoley [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Fair Value Of Outstanding And Unvested Equity Awards Granted During The Year			1,869,156	1,186,500
Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years			(166,125)	(1,048,965)
Change in Value of Equity Awards Granted in Prior Years that Vested in the Year			(150,975)	22,950
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,787	3,070,663	705,983	(54,035)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,226)	(757,001)	(656,695)	(534,420)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,787	3,070,663	705,983	(54,035)
Fair Value Of Outstanding And Unvested Equity Awards Granted During The Year	982,295	1,684,263	768,741	197,430
Change in Value of Outstanding and Unvested Equity Awards Granted in Prior Years	482,566	1,507,130	(36,338)	(252,868)
Change in Value of Equity Awards Granted in Prior Years that Vested in the Year	(376,074)	(120,730)	(26,421)	1,404
Non-PEO NEO | Defined Benefit Plan Actuarial Value Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,507)		(82,664)	(210,432)
Non-PEO NEO | Defined Benefit Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,157	$ 65,325	$ 112,964	$ 91,840